Consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and due from banks
Non-interest bearing	S/ 4,021,880	S/ 3,059,226
Interest bearing	7,973,580	6,038,794
Restricted funds	619,766	720,691
Cash and cash equivalents	12,615,226	9,818,711
Inter-bank funds	220,060	524,915
Financial investments	26,857,925	26,721,991
Loans, net
Loans, net of unearned interest	50,959,615	48,869,807
Impairment allowance for loans	(1,730,167)	(2,349,425)
Loans and receivables	49,229,448	46,520,382
Investment property	1,381,788	1,298,892
Property, furniture and equipment, net	814,432	804,832
Due from customers on acceptances	9,163	40,565
Intangibles and goodwill, net	1,667,753	1,687,120
Other accounts receivable and other assets, net	2,670,178	2,125,148
Reinsurance contract assets	18,602	26,287
Deferred income tax asset, net	19,206	55,936
Total assets	95,503,781	89,624,779
Deposits and obligations
Non-interest bearing	7,614,593	7,960,318
Interest bearing	46,153,435	41,227,916
Deposits From Customers	53,768,028	49,188,234
Inter-bank funds		119,712
Due to banks and correspondents	7,562,057	9,025,930
Bonds, notes and other obligations	6,075,433	5,551,629
Due to customers on acceptances	9,163	40,565
Insurance and reinsurance contract liabilities	12,524,320	12,207,536
Other accounts payable, provisions and other liabilities	4,445,532	3,407,360
Deferred income tax liability, net	140,653	75,712
Total liabilities	84,525,186	79,616,678
Equity attributable to IFS's shareholders:
Capital stock	1,038,017	1,038,017
Treasury stock	(206,997)	(84,309)
Capital surplus	532,771	532,771
Reserves	8,300,000	6,000,000
Unrealized results, net	(187,830)	(457,793)
Retained earnings	1,439,274	2,921,531
Equity attributable to owners of parent	10,915,235	9,950,217
Non-controlling interest	63,360	57,884
Total equity	10,978,595	10,008,101
Total liabilities and equity	S/ 95,503,781	S/ 89,624,779